Common Stock and Stock Plans, Restricted Share Rights (Details) - Restricted share rights [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2024 (in shares)	59,547,247
Granted (in shares)	28,897,700
Vested (in shares)	(23,954,867)
Canceled or forfeited (in shares)	(2,448,184)
Nonvested at December 31, 2024 (in shares)	62,041,896	59,547,247
Weighted- average grant-date fair value
Nonvested at January 1, 2024 (in dollars per share)	$ 43.07
Granted (in dollars per share)	50.59	$ 44.15	$ 51.80
Vested (in dollars per share)	46.54
Canceled or forfeited (in dollars per share)	46.54
Nonvested at December 31, 2024 (in dollars per share)	$ 45.10	$ 43.07
Unrecognized compensation cost related to nonvested awards	$ 1,200,000,000
Expected weighted-average period to recognize compensation costs related to awards	2 years 4 months 24 days
Fair value of RSRs vested	$ 1,200,000,000	$ 954,000,000	$ 1,000,000,000
Cost amount to holders of incentive compensation share plans	$ 0
Long-term incentive compensation plans [Member] | Minimum [Member]
Weighted- average grant-date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Long-term incentive compensation plans [Member] | Maximum [Member]
Weighted- average grant-date fair value
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years